Schedule of Shares Excluded from Computation of Diluted Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted loss per share	16,260,601	23,559,261
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted loss per share	1,765,108	2,827,820
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted loss per share	4,167	4,167
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted loss per share	3,127,689	9,363,637
Investment Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of diluted loss per share	11,363,637	11,363,637